Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Summary Of Profit (Loss) Before Tax And Income Tax Benefit (Expense)

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income
and non controlling interest:
Israel	$9,231	$6,598	$8,232
Foreign jurisdiction	5,485	7,729	1,318
	14,716	14,327	9,550

Current tax benefit (expense):
Israel	84	(1,002)	(294)
Foreign jurisdiction	(2,338)	(1,565)	(1,195)
	(2,254)	(2,567)	(1,489)

Deferred taxes (see Note 14D):
Israel	-	-	-
Foreign jurisdiction	1,795	409	127
	1,795	409	127

Income tax expense	$(459)	$(2,158)	$(1,362)

Summary Of Tax Effects Of The Company's Deferred Taxes

	December 31,
	2012	2011
Deferred tax assets:
Tax loss carryforwards of subsidiaries	$12,120	$13,123
Other timing differences	2,643	1,550

Total gross deferred tax assets	14,763	14,673
Valuation allowance	(12,117)	(13,135)

Net deferred tax assets (presented among current assets)	$2,646	$1,538

Long term deferred tax liabilities -
intangible assets acquired in business combination (see Note 16B)	$(4,675)	$(5,362)

Reconciliation Of Statutory Tax Benefit (Expense) To Actual Income Tax Benefit (Expense)

	Year ended December 31,
	2012	2011	2010
Profit before taxes on income	$14,716	$14,327	$9,550

Tax rate	25%	24%	25%

Computed expected tax	(3,679)	(3,438)	(2,388)
Tax benefits arising from approved enterprises (*)	2,717	1,584	2,058
Changes in unrecognized tax benefits	48	(1,471)	(57)
Permanent difference and other	(77)	(311)	64
Change in valuation allowance	1,018	1,976	(1,898)
Foreign tax rate differential	(486)	(498)	859

Income tax expense	$(459)	$(2,158)	$(1,362)

(*) Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Basic	$0.07	$0.05	$0.07
Diluted	$0.07	$0.05	$0.07

Summary Of Net Earnings Per Share, Amounts Of Benefit Resulting From Approved Enterprises
Basic	$0.07	$0.05	$0.07
Diluted	$0.07	$0.05	$0.07

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

	2012	2011	2010
Balance at January 1	$5,301	$3,991	$3,974
Additions based on tax positions related to the current year	236	1,479	635
Reductions for tax positions of prior years	(204)	(169)	(618)
Settlements	(1,540)	-	-
Balance at December 31	$3,793	$5,301	$3,991